Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information [LineItems]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Heidmar Maritime Holdings Corp. (“HMR”) and its controlled subsidiaries (collectively, the “Company”).

Heidmar Maritime Holdings Corp. was incorporated by Heidmar Inc. (or “Heidmar” or “HMI”) on May 7, 2024, under the laws of the Republic of the Marshall Islands, having common stock of 100 registered shares, at $0.001 par value. On June 18, 2024, HMR entered into a business combination agreement (as amended on December 17, 2024 and January 31, 2025, the “Business Combination Agreement”) with Heidmar, MGO Global Inc. (“MGO”), HMR Merger Sub Inc. (“Merger Sub”), a wholly owned subsidiary of HMR, and Rhea Marine Ltd. and Maistros Shipinvest Corp. (together, the “Heidmar Shareholders”). Pursuant to the Business Combination Agreement, on February 19, 2025, (i) MGO merged with and into Merger Sub, with MGO surviving the merger as a wholly owned subsidiary of HMR and (ii) the Heidmar Shareholders transferred all of their common shares of Heidmar to HMR, with Heidmar becoming a wholly owned subsidiary of HMR (the “Business Combination”).

Upon the closing of the Business Combination, HMR became the going-forward public company and the direct parent company of both HMI and MGO and its common shares began trading on the Nasdaq Capital Market on February 20, 2025, under the symbol “HMR”. HMR and Heidmar are entities under common control. Pursuant to U.S. generally accepted accounting principles (“U.S. GAAP”), this transaction is accounted for as a business acquisition, with Heidmar Inc. being the accounting acquirer and MGO the acquired entity.

Accordingly, the historical interim financial information of Heidmar Inc. has been carried forward as the historical interim financial information of the Company, except for the number of shares, which depict HMR’s historical equity capitalization. The interim financial information for the six-month period ended June 30, 2025, includes the results of operations and financial position of Heidmar Maritime Holdings Corp. and its subsidiaries, Heidmar Inc. and MGO.

Comparative interim financial information for the six-month period ended June 30, 2024, reflects only the historical financial results of Heidmar Inc., the accounting acquirer. The results of MGO for the comparative period are not presented within the comparative financial information, as MGO is accounted for as the acquired entity and its historical interim financial information does not constitute the predecessor interim financial information of the Company. The Company consolidates MGO from the date of acquisition forward.

Heidmar engages in marine transportation services on an international basis that consists of five business activities: management services to pools of vessels that share operational costs and revenues (“pool management services”), commercial management services for individual vessels (“commercial management services”), sale and purchase services for vessels, which involves assisting clients with the buying and selling of ships (“S&P services”), technical management services for individual vessels (“technical management services”) and chartering of vessels through charter in and charter out (“charter in – charter out”). Heidmar Inc. was formed under the laws of Republic of Liberia on December 3, 1987 and redomiciled into the Republic of the Marshall Islands on December 4, 2006.

MGO engaged in brand acceleration and digital commerce activities, with a focus on the acquisition, development, and monetization of consumer brands across multiple product categories. The Company had built an end-to-end, scalable brand-building platform backed by consumer behavioral data and digital marketing expertise. Its operations were centered around the development and management of digitally native brands designed to thrive in the modern Direct to Consumer (“DTC”) economy. MGO was founded in October 2018 under the laws of the State of Delaware and is headquartered in Florida, with remote employees and specialty contractors located in London, New York, and Latin America.

Following a strategic shift, Company’s management decided to sell the non-core and loss-making flagpole business run under Americana Liberty LLC (“Americana Liberty”), which was a subsidiary of MGO. On June 27, 2025, Americana Liberty that was inherited as part of the business combination with MGO was sold to its former management and MGO has no operations.

As of June 30, 2025, the unaudited interim condensed consolidated financial statements include Heidmar Maritime Holdings Corp. and the following controlled subsidiaries:

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Heidmar Inc.
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Heidmar International Pools Inc.
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Heidmar Assets LLC
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Cash Custodian Inc.
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Heidmar Bulkers Inc.
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Heidmar Investments LLC
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Heidmar UK Limited
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Heidmar UK Trading Limited
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Heidmar (Far East) LLC
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Heidmar (Far East) Pte. Ltd.
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Heidmar (Far East) Tankers Pte Ltd.
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Heidmar DMCC
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Heidmar Trading DMCC
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Ocean Star Inc.
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Ocean Dolphin Inc.
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Landbridge Ship Management (HK) Limited
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MGO Global Inc.
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MGO Digital LLC
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MGO Global One LLC

In addition, as of June 30, 2025, Heidmar Maritime Holdings Corp. owns 50% of the shares of BH Cape Holdings Pte. Ltd. and exercises joint control over this entity (Note 10).

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. GAAP. These unaudited interim condensed consolidated financial statements have been prepared on the same basis and should be read in conjunction with the consolidated financial statements of Heidmar Inc. and Heidmar Maritime Holdings Corp. for the year ended December 31, 2024 (the “2024 Financial Statements”) included in the Annual Report of Heidmar Maritime Holdings Corp. on Form 20-F filed with the Securities and Exchange Commission on May 15, 2025 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-months ended June 30, 2025 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2025.

The consolidated balance sheet as of December 31, 2024 has been derived from the 2024 Financial Statements, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.